INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment (Details) - USD ($)	3 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Property, plant and equipment
As of the beginning of period	$ 74,575,386	$ 74,573,278
Additions	844,990	1,347,000
Disposals		(10,165)
Depreciation of the period	(1,530,447)	(1,524,370)
Foreign currency translation	153,115	172,753
As of the end of period	74,043,044	74,558,496
Office equipment
Property, plant and equipment
As of the beginning of period	369,451	410,338
Additions	3,750	3,231
Depreciation of the period	(18,718)	(20,366)
Foreign currency translation	2,755	4,188
As of the end of period	357,238	397,391
Vehicles
Property, plant and equipment
As of the beginning of period	1,337,784	2,200,349
Disposals		(9,892)
Depreciation of the period	(166,684)	(257,352)
Foreign currency translation	337
As of the end of period	1,171,437	1,933,105
Equipment and computer software
Property, plant and equipment
As of the beginning of period	331,763	507,469
Additions	12,214	10,480
Depreciation of the period	(58,610)	(61,339)
Foreign currency translation	3,960	7,522
As of the end of period	289,327	464,132
Fixture and fittings
Property, plant and equipment
As of the beginning of period	2,159,631	2,786,470
Transfers	97,491
Disposals		(129)
Depreciation of the period	(219,083)	(202,788)
Foreign currency translation	17,499	1,113
As of the end of period	2,055,538	2,584,666
Machinery and equipment
Property, plant and equipment
As of the beginning of period	14,441,869	16,710,328
Additions	77,641	165,281
Transfers	334,265	39,488
Disposals		(144)
Depreciation of the period	(808,662)	(727,024)
Foreign currency translation	53,785	89,732
As of the end of period	14,098,898	16,277,661
Land and buildings
Property, plant and equipment
As of the beginning of period	39,076,126	39,677,902
Depreciation of the period	(258,690)	(255,501)
Foreign currency translation	66,801	61,612
As of the end of period	38,884,237	39,484,013
Buildings in progress
Property, plant and equipment
As of the beginning of period	16,858,762	12,280,422
Additions	751,385	1,168,008
Transfers	(431,756)	(39,488)
Foreign currency translation	7,978	8,586
As of the end of period	$ 17,186,369	$ 13,417,528